Business Combination - Acquisition of Coretherapix - Fair values of the assets acquired and liabilities assumed and Total consideration of the business combination (Details) - Coretherapix
€ / shares in Units, € in Thousands
Jul. 31, 2015 EUR (€) € / shares
Fair value of assets acquired and liabilities assumed
Accounts receivable (received from Genetrix)	€ 3,306
Other net asset acquired:
Property, Plant and equipment	109
Other current assets	1,310
Cash	3
Financial Loans	(3,870)
Trade & other payables	(635)
Total Net Asset Acquired	17,874
Total Consideration	18,591
Goodwill on acquisition	717
Total consideration of the business combination
Cash consideration payable	1,154
Issuance of ordinary shares of TiGenix, N.V. according to the contribution agreement	6,093
Estimated fair value of contingent consideration	11,344
Total Purchase Price	€ 18,591
Share price base | € / shares	€ 0.79
Development
Fair value of assets acquired and liabilities assumed
Intangible assets acquired	€ 17,374
Other intangible assets
Fair value of assets acquired and liabilities assumed
Intangible assets acquired	€ 277